Tax	12 Months Ended
Dec. 31, 2023
Tax
27 Tax
Details of current and deferred taxes
in	2023	2022	2021
Current and deferred taxes (CHF million)
Switzerland	123	296	302
Foreign	451	(95)	472
Current income tax expense	574	201	774
Switzerland	37	73	156
Foreign	243	3,699	8
Deferred income tax expense	280	3,772	164
Income tax expense	854	3,973	938
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on own credit	(675)	876	12
Gains/(losses) on cash flow hedges	66	(266)	(62)
Cumulative translation adjustment	1	(7)	4
Unrealized gains/(losses) on debt securities	6	(9)	(4)
Actuarial gains/(losses)	(30)	(84)	0
Reconciliation of taxes computed at the Swiss statutory rate
in	2023	2022	2021
Income/(loss) before taxes (CHF million)
Switzerland	6,689	543	1,659
Foreign	(9,949)	(3,874)	(1,750)
Income/(loss) before taxes	(3,260)	(3,331)	(91)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(603)	(616)	(17)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(701)	(127)	92
Non-deductible amortization of other intangible assets and goodwill impairment	12	0	(181)
Other non-deductible expenses	1,109	303	369
Additional taxable income	1,322	5	15
Lower taxed income	(108)	(144)	(129)
(Income)/loss taxable to noncontrolling interests	1	11	12
Changes in tax law and rates	44	24	(29)
Changes in deferred tax valuation allowance	(528)	4,512	612
Change in recognition of outside basis difference	41	(2)	3
(Windfall tax benefits)/shortfall tax charges on share-based compensation	65	82	37
Other	200	(75)	154
Income tax expense	854	3,973	938
1 The statutory tax rate was 18.5%.
2023
Foreign tax rate differential of CHF 701 million reflected a foreign tax benefit, primarily driven by profits in lower tax jurisdictions, mainly in Guernsey, losses in higher tax jurisdictions, mainly in the US, the UK, Japan and Korea, partially offset by losses in lower tax jurisdictions, mainly in Singapore. The foreign tax rate expense of CHF 694 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 1,109 million included the impact of CHF 844 million relating to non-deductible interest expenses and non-deductible funding costs, CHF 136 million relating to other non-deductible expenses, CHF 107 million relating to non-deductible legacy litigation provisions and penalties, CHF 6 million relating to non-deductible UK bank levy costs and various smaller items.
Additional taxable income of CHF 1,322 million reflected the impact of CHF 705 million relating to the recognition of the legacy deferred intercompany gain in one of the Bank’s operating entities in the US and CHF 617 million related to the impact of the surrender of non-taxable life insurance policies, in order to utilize previously unrecognized tax losses, as part of the pre-acquisition reassessments.
Lower taxed income of CHF 108 million included a tax benefit of CHF 63 million relating to non-taxable gain on the liquidation of a subsidiary in one of the Bank’s operating entities in the US and CHF 44 million relating to non-taxable dividend income and various smaller items.
Changes in deferred tax valuation allowances of CHF 528 million included a tax benefit from the release in valuation allowances on deferred tax assets of CHF 2,267 million related to current year results, mainly in respect of one of the Bank’s operating entities in Switzerland and one of the Bank’s operating entities in the US. The net impact also included an increase in the valuation allowance of CHF 1,535 million on deferred tax assets, mainly in respect of three of the Bank’s operating entities in the UK, one of the Bank’s operating entities in the US and one of the Bank’s operating entities in Singapore, Korea, Spain, Japan and Hong Kong. This also included an increase in the valuation allowance of CHF 204 million relating to additional reassessments of deferred tax assets impacted by the acquisition of Credit Suisse Group AG by UBS.
Other of CHF 200 million included an income tax charge of CHF 165 million relating to the reassessments of the 2021 US filing position and US base erosion and anti-abuse tax (BEAT) adjustments in previous years’ tax returns, CHF 62 million relating to the increase of tax contingency accruals, CHF 39 million relating to the revaluations of the equity investments in the SIX Group
AG and Pfandbriefbank in Switzerland, CHF 15 million relating to the impact of the gain from the write-down of additional tier 1 capital notes, on which Credit Suisse utilized unvalued tax losses from prior years. These tax charges were partially offset by CHF 46 million relating to return-to-provision adjustments, CHF 34 million relating to reassessment of Credit Suisse’s deferred tax assets/(liabilities) impacted by the acquisition of Credit Suisse Group AG by UBS and CHF 29 million relating to tax credits. The remaining balance included various smaller items.
2022
Foreign tax rate differential of CHF 127 million reflected a foreign tax benefit, primarily driven by losses in higher tax jurisdictions, mainly in the US and the UK, partially offset by profits made in higher tax jurisdictions, mainly in Brazil. The foreign tax rate expense of CHF 3,604 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 303 million included the impact of CHF 196 million relating to non-deductible interest expenses and non-deductible funding costs, CHF 154 million relating to non-deductible legacy litigation provisions, CHF 74 million relating to other non-deductible expenses, CHF 8 million relating to non-deductible UK bank levy costs and various other small items. These expenses were partially offset by the net benefit of CHF 138 million for the reassessment of the interest cost deductibility relating to the recognition of previously unrecognized tax benefits of non-deductible funding.
Lower taxed income of CHF 144 million included a tax benefit of CHF 65 million related to non-taxable life insurance income, CHF 39 million related to non-taxable dividend income, CHF 36 million related to concessionary and lower taxed income and various smaller items.
Changes in deferred tax valuation allowances of CHF 4,512 million primarily related to the reassessment of deferred tax assets as a result of the comprehensive strategic review announced on October 27, 2022, primarily due to the limited future taxable income against which deferred tax assets could be utilized. Management considered both positive and negative evidence and concluded that it is more likely than not that a significant portion of the Bank’s deferred tax assets will not be realized. This resulted in an increase in the valuation allowance of CHF 3,655 million, mainly in respect of two of the Bank’s operating entities in the US. The net impact also included valuation allowances on deferred tax assets of CHF 817 million related to the current year results, mainly in respect of one of the Bank’s operating entities in Switzerland, three of the Bank’s operating entities in the US and two of the Bank’s operating entities in the UK. This also included an increase in the valuation allowance of CHF 40 million relating to year-end reassessments of deferred tax assets.
Other of CHF 75 million included an income tax benefit of CHF 172 million relating to return-to-provision adjustments and CHF 24 million relating to tax credits. These benefits were partially offset by CHF 57 million relating to the current year BEAT provision, CHF 45 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements and CHF 24 million relating to unrealized mark-to-market results on share-based compensation. The remaining balance included various smaller items.
2021
Foreign tax rate differential of CHF 92 million reflected a foreign tax charge primarily driven by losses in higher tax jurisdictions, mainly in the UK, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 480 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 369 million included the impact of CHF 200 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including a contingency accrual of CHF 11 million), CHF 93 million relating to non-deductible legacy litigation provisions, including amounts relating to the Mozambique matter, CHF 39 million relating to non-deductible UK bank levy costs and other non-deductible compensation expenses and management costs, CHF 28 million relating to other non-deductible expenses and various other small items.
Lower taxed income of CHF 129 million included a tax benefit of CHF 77 million related to non-taxable life insurance income, CHF 41 million related to non-taxable dividend income, CHF 5 million related to concessionary and lower taxed income, CHF 5 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF 612 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 771 million, mainly in respect of two of the Bank’s operating entities in the UK. This mainly reflected the impact of the loss related to Archegos attributable to the UK operations. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 159 million, mainly in respect of one of the Bank’s operating entities in Switzerland and another of the Bank’s operating entities in Hong Kong.
Other of CHF 154 million included an income tax charge of CHF 100 million relating to withholding taxes, CHF 51 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements and CHF 29 million relating to the current year BEAT provision. These charges were partially offset by CHF 30 million relating to prior years’ adjustments. The remaining balance included various smaller items.
Deferred tax assets and liabilities
end of	2023	2022
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	359	638
Loans	749	209
Investment securities	569	992
Provisions	132	641
Leases	213	229
Derivatives	24	38
Real estate	295	229
Net operating loss carry-forwards	7,796	7,720
Goodwill and intangible assets	14	67
Other	247	418
Gross deferred tax assets before valuation allowance	10,398	11,181
Less valuation allowance	(9,643)	(8,488)
Gross deferred tax assets net of valuation allowance	755	2,693
Compensation and benefits	(173)	(202)
Loans	(34)	(1,190)
Investment securities	(217)	(744)
Provisions	(38)	(282)
Leases	(164)	(219)
Derivatives	(92)	(286)
Real estate	(14)	(43)
Other	(65)	(138)
Gross deferred tax liabilities	(797)	(3,104)
Net deferred tax assets/(liabilities)	(42)	(411)
of which deferred tax assets	71	259
of which net operating losses	29	138
of which deductible temporary differences	42	121
of which deferred tax liabilities	(113)	(670)
Net deferred tax liabilities of CHF 42 million as of December 31, 2023 decreased CHF 369 million compared to net deferred tax liabilities of CHF 411 million as of December 31, 2022, primarily driven by a reduction in the deferred tax liability associated with the write-down of additional tier 1 capital notes, partially offset by the reassessment of the deferred tax assets.
The Bank’s valuation allowance against gross deferred tax assets was CHF 9.6 billion as of December 31, 2023, compared to CHF 8.5 billion as of December 31, 2022. This movement was due to an increase relating to current year losses and additional reassessments of deferred tax assets, which were impacted by the acquisition of Credit Suisse Group AG by UBS, offset by the impact relating to foreign exchange translation losses, which were included within the currency translation adjustments. This also included an increase due to valuation allowance adjustments recorded in other comprehensive income, mainly related to own credit movement.
Previously, the Bank recorded no deferred tax liability in respect of accumulated undistributed earnings from foreign subsidiaries as these earnings were considered indefinitely reinvested. Following the acquisition of Credit Suisse Group AG by UBS and the reassessment performed based on the new information available, the Bank concluded that no regulatory restriction should apply to repatriate earnings upon the liquidation of the Credit Suisse subsidiaries, thus there is control over the reversal of the associated taxable temporary difference. As of December 31, 2023, this resulted in CHF 28 million deferred tax liability that was recorded in respect of the undistributed foreign earnings. As it is not practicable to estimate the amount of deferred tax liabilities based on these undistributed foreign earnings, the Bank compared the tax value and the net asset value of the subsidiaries, applying the relevant withholding tax rates on the difference to determine the deferred tax liability.
Amounts and expiration dates of net operating loss carry-forwards
end of 2023	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	28
Due to expire within 2 to 5 years	247
Due to expire within 6 to 10 years	3,465
Due to expire within 11 to 20 years	5,768
Amount due to expire	9,508
Amount not due to expire	26,219
Total net operating loss carry-forwards	35,727
Movements in the valuation allowance
in	2023	2022	2021
Movements (CHF million)
Balance at beginning of period	8,488	5,338	4,323
Net changes	1,155	3,150	1,015
Balance at end of period	9,643	8,488	5,338
As part of its normal practice, the Bank conducted a detailed evaluation of its expected future results. This evaluation was dependent on management estimates and assumptions in developing the expected future results, which were based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios.
This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Bank has significant gross deferred tax assets, primarily in the UK, the US and Switzerland. The Bank then compared those expected future results with the applicable law governing the utilization of deferred tax assets.
Based on the expected future results in one of the Bank’s operating entities in Switzerland and given that the Swiss tax law allows for a seven-year carry-forward period for net operating losses (NOLs), a valuation allowance is still required on the deferred tax assets of this entity.
UK tax law allows for an unlimited carry-forward for NOLs, while US tax law allows for a 20-year carry-forward period for NOLs arising prior to 2018, federal NOLs generated in tax years from 2018, 2019 and 2020 to be carried back for five years and no expiry limitations for NOLs that arose in 2018 and subsequent years. However, unlimited and long expiry limitations for NOLs are not expected to have a material impact on the recoverability of the net deferred tax assets against future taxable income as management concluded that there was limited recoverability of the net deferred tax assets in the US and the UK due to the acquisition of Credit Suisse Group AG by UBS and business uncertainty related to the previously disclosed issues affecting Credit Suisse.
Tax benefits associated with share-based compensation
in	2023	2022	2021
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	269	213	227
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 28 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Bank has recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in the consolidated statements of operations and reflected as an operating cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Bank has recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in the consolidated statements of operations.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of gross unrecognized tax benefits
in	2023	2022	2021
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	227	425	382
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	332	239	23
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(226)	(434)	(35)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	8	46	54
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(1)	(41)	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10)	(4)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(15)	(6)
Other (including foreign currency translation)	(25)	11	7
Balance at end of period	299	227	425
of which, if recognized, would affect the effective tax rate	299	227	425
Interest and penalties
in	2023	2022	2021
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	1	(5)	3
Interest and penalties recognized in the consolidated balance sheets	59	59	64
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, Germany, Switzerland, the UK and the US. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF 16 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2020 (federal and Zurich cantonal level); Brazil – 2019; the UK – 2012; and the US – 2010.